VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 1.0%
Mobileye Global, Inc. *	13,199	$571,121
Banks: 16.2%
Bank Hapoalim BM	335,417	2,787,982
Bank Leumi Le-Israel BM	408,005	3,082,569
FIBI Holdings Ltd.	5,693	213,829
First International Bank Of Israel Ltd.	13,090	462,770
Israel Discount Bank Ltd.	326,924	1,603,896
Mizrahi Tefahot Bank Ltd.	41,293	1,292,851
		9,443,897
Capital Goods: 3.8%
Ashtrom Group Ltd.	8,805	132,277
Elbit Systems Ltd. †	6,824	1,161,513
Elco Ltd.	2,363	85,923
Electra Ltd.	321	136,138
Kornit Digital Ltd. *	13,990	270,846
Leonardo DRS, Inc. * †	13,927	180,633
Shapir Engineering and Industry Ltd.	25,100	177,356
Shikun & Binui Ltd. *	55,025	102,941
		2,247,627
Commercial & Professional Services: 0.7%
Danel Adir Yeoshua Ltd.	1,184	86,746
Fiverr International Ltd. *	9,811	342,600
		429,346
Consumer Discretionary Distribution & Retail: 1.7%
Delek Automotive Systems Ltd.	10,706	99,552
Fox Wizel Ltd.	1,324	112,959
Global-e Online Ltd. * †	21,985	708,576
Tadiran Group Ltd.	862	78,371
		999,458
Consumer Durables & Apparel: 0.5%
Delta Galil Ltd.	3,265	129,326
Maytronics Ltd.	12,443	132,286
		261,612
Consumer Services: 0.4%
888 Holdings Plc *	109,000	70,070
Fattal Holdings 1998 Ltd. *	1,563	146,207
		216,277
Consumer Staples Distribution & Retail: 0.6%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,396	142,261
Shufersal Ltd.	38,215	185,187
		327,448
Energy: 2.1%
Delek Group Ltd.	3,133	348,401
Energean Plc †	33,354	536,705
Oil Refineries Ltd.	643,621	175,946
Paz Oil Co. Ltd. *	1,814	177,400
		1,238,452
Financial Services: 2.2%
Isracard Ltd.	54,261	226,520
Payoneer Global, Inc. *	59,748	375,217
Plus500 Ltd.	27,005	564,964
	Number of Shares	Value
Financial Services (continued)
Tel Aviv Stock Exchange Ltd. *	25,291	$110,076
		1,276,777
Food, Beverage & Tobacco: 0.4%
Strauss Group Ltd. *	11,287	254,939
Health Care Equipment & Services: 3.5%
Inmode Ltd. *	25,014	799,447
Nano-X Imaging Ltd. * †	15,562	89,793
Novocure Ltd. * †	16,151	971,321
OPKO Health, Inc. * †	142,171	207,570
		2,068,131
Insurance: 2.7%
Clal Insurance Enterprises Holdings Ltd. *	18,087	245,731
Harel Insurance Investments & Financial Services Ltd.	37,428	315,210
Lemonade, Inc. * †	16,197	230,969
Menora Mivtachim Holdings Ltd.	7,039	143,135
Migdal Insurance & Financial Holdings Ltd. *	126,926	135,490
Phoenix Holdings Ltd.	50,669	502,588
		1,573,123
Materials: 2.9%
ICL Group Ltd.	189,758	1,290,355
Israel Corp. Ltd.	1,263	416,258
		1,706,613
Media & Entertainment: 1.8%
Perion Network Ltd. *	13,447	532,233
Playtika Holding Corp. *	24,162	272,064
Taboola.com Ltd. * †	59,103	160,760
Tremor International Ltd. (ADR) * †	13,813	72,449
		1,037,506
Pharmaceuticals, Biotechnology & Life Sciences: 5.1%
Taro Pharmaceutical Industries Ltd. *	2,766	67,269
Teva Pharmaceutical Industries Ltd. (ADR) *	326,967	2,893,658
		2,960,927
Real Estate Management & Development: 4.5%
Airport City Ltd. *	15,378	203,327
Alony Hetz Properties & Investments Ltd.	34,271	268,843
Amot Investments Ltd.	44,010	223,045
Azrieli Group Ltd.	12,171	698,443
Big Shopping Centers Ltd. *	2,806	232,470
Gav-Yam Lands Corp. Ltd.	9,331	68,327
Israel Canada T.R Ltd.	30,368	55,485
Mega Or Holdings Ltd.	2,805	60,322
Melisron Ltd.	6,673	418,774
Mivne Real Estate KD Ltd.	110,544	305,531
Summit Real Estate Holdings Ltd.	7,662	84,670
		2,619,237

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VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Semiconductors & Semiconductor Equipment: 13.2%
Camtek Ltd. * †	7,870	$223,114
CEVA, Inc. *	5,663	172,325
Nova Ltd. *	7,800	814,866
SolarEdge Technologies, Inc. * †	16,829	5,115,175
Tower Semiconductor Ltd. *	32,262	1,370,167
		7,695,647
Software & Services: 29.2%
Amdocs Ltd.	28,560	2,742,617
Check Point Software Technologies Ltd. *	29,368	3,817,840
CyberArk Software Ltd. * †	11,850	1,753,563
Formula Systems 1985 Ltd.	1,127	74,682
Hilan Ltd.	2,989	124,567
JFrog Ltd. *	22,143	436,217
LivePerson, Inc. * †	14,364	63,345
Magic Software Enterprises Ltd.	6,074	82,789
Matrix IT Ltd.	7,364	129,627
Monday.com Ltd. *	5,110	729,453
Nice Ltd. (ADR) * †	15,940	3,648,507
One Software Technologies Ltd.	7,417	75,606
Sapiens International Corp. NV	9,613	208,794
SentinelOne, Inc. *	51,770	846,957
Varonis Systems, Inc. *	24,336	632,979
Verint Systems, Inc. *	13,961	519,908
Wix.com Ltd. *	11,800	1,177,640
		17,065,091
Technology Hardware & Equipment: 1.7%
AudioCodes Ltd.	7,335	110,612
Gilat Satellite Networks Ltd. * †	14,961	76,600
Nano Dimension Ltd. (ADR) * †	83,240	240,564
Radware Ltd. *	10,900	234,786
Stratasys Ltd. *	18,236	301,441
		964,003
	Number of Shares	Value
Telecommunication Services: 1.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	675,382	$918,330
Cellcom Israel Ltd. *	22,063	79,729
Partner Communications Co. Ltd. *	24,918	115,273
		1,113,332
Transportation: 1.1%
ZIM Integrated Shipping Services Ltd. †	27,398	646,045

Utilities: 2.8%
Energix-Renewable Energies Ltd.	62,309	174,646
Enlight Renewable Energy Ltd. *	21,067	352,468
Kenon Holdings Ltd. *	5,047	148,319
OPC Energy Ltd. *	15,015	111,814
Ormat Technologies, Inc. †	10,313	874,233
		1,661,480
Total Common Stocks (Cost: $50,027,415)		58,378,089

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.5%
Money Market Fund: 3.5% (Cost: $2,070,430)
State Street Navigator Securities Lending Government Money Market Portfolio	2,070,430	2,070,430
Total Investments: 103.5% (Cost: $52,097,845)		60,448,519
Liabilities in excess of other assets: (3.5)%		(2,034,302)
NET ASSETS: 100.0%		$58,414,217

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,855,485.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	44.1%	$25,724,741
Financials	21.1	12,293,797
Health Care	8.6	5,029,058
Industrials	5.7	3,323,018
Real Estate	4.5	2,619,237
Communication Services	3.7	2,150,838
Consumer Discretionary	3.5	2,048,468
Materials	2.9	1,706,613
Utilities	2.8	1,661,480
Energy	2.1	1,238,452
Consumer Staples	1.0	582,387
	100.0%	$58,378,089
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